As filed with the U.S. Securities and Exchange Commission on April 14, 2017

Registration No. 333-61366

811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                              ☐

Post-Effective Amendment No. 133 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 137 ☒

(Check appropriate box or boxes)

Pacific Funds Series Trust

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 133 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and in the State of California on the 14th day of April, 2017.

PACIFIC FUNDS SERIES TRUST

By:	/s/ Mark Karpe
Mark Karpe
Assistant Vice President and Counsel
Pacific Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 133 to the Registration Statement of Pacific Funds Series Trust has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ James T. Morris	Chairman of the Board and Trustee	April 14, 2017
James T. Morris*

/s/ Mary Ann Brown	Chief Executive Officer	April 14, 2017
Mary Ann Brown*

/s/ Frederick L. Blackmon	Trustee	April 14, 2017
Frederick L. Blackmon*

/s/ Lucie H. Moore	Trustee	April 14, 2017
Lucie H. Moore*

/s/ Gale K. Caruso	Trustee	April 14, 2017
Gale K. Caruso*

/s/ Nooruddin S. Veerjee	Trustee	April 14, 2017
Nooruddin S. Veerjee*

/s/ Paul A. Keller	Trustee	April 14, 2017
Paul A. Keller*

/s/ Brian D. Klemens	Vice President and Treasurer	April 14, 2017
Brian D. Klemens*	(Principal Financial and Accounting Officer)

*By:	/s/ Mark Karpe	April 14, 2017
Mark Karpe as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Funds Series Trust

Power of Attorney

The undersigned trustees and officers of Pacific Funds Series Trust (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Anthony Zacharski, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa, and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned trustees and officers of Pacific Funds Series Trust hereby execute this Power of Attorney effective the 1st day of January, 2017.

NAME	TITLE

/s/ James T. Morris	Chairman and Trustee
James T. Morris

/s/ Frederick L. Blackmon
Frederick L. Blackmon	Trustee

/s/ Gale K. Caruso	Trustee
Gale K. Caruso

/s/ Paul A. Keller	Trustee
Paul A. Keller

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee

/s/ Mary Ann Brown	Chief Executive Officer
Mary Ann Brown

/s/ Brian D. Klemens
Brian D. Klemens	Vice President and Treasurer

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def